Debt Due to Related Parties, Net - Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
2023	$ 0	$ 0
2024	23,968	94,641
2025	0	2,076
2026	0	0
2027	$ 75,063	$ 0